Stock-Based Compensation - Schedule of Fair Value of Stock Options Granted Using Monte-Carlo Model (Details)	Jun. 03, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Cano share price as of valuation date	$ 18.00
Market Condition Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Cano share price as of valuation date	$ 14.75
Risk-free interest rate minimum	1.68%
Risk-free interest rate maximum	2.00%
Expected volatility	45.00%
Expected dividend yield	0.00%
Expected cost of equity	9.00%